Loans and ACL - Loans Modified During Period That Were in Payment Default (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	$ 205
Renewals
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	73
Term Extensions
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	14
Capitalizations
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	6
Payment Delays
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	71
Combination - Capitalization and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	31
Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	5
Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	5
Commercial: | Commercial and industrial
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	92
Commercial: | Commercial and industrial | Renewals
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	72
Commercial: | Commercial and industrial | Term Extensions
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | Commercial and industrial | Capitalizations
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | Commercial and industrial | Payment Delays
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	20
Commercial: | Commercial and industrial | Combination - Capitalization and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | Commercial and industrial | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | Commercial and industrial | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | CRE
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	1
Commercial: | CRE | Renewals
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	1
Commercial: | CRE | Term Extensions
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | CRE | Capitalizations
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | CRE | Payment Delays
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | CRE | Combination - Capitalization and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | CRE | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Commercial: | CRE | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Consumer: | Residential mortgage
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	90
Consumer: | Residential mortgage | Renewals
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Consumer: | Residential mortgage | Term Extensions
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	13
Consumer: | Residential mortgage | Capitalizations
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	6
Consumer: | Residential mortgage | Payment Delays
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	34
Consumer: | Residential mortgage | Combination - Capitalization and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	31
Consumer: | Residential mortgage | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	5
Consumer: | Residential mortgage | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	1
Consumer: | Indirect auto
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	20
Consumer: | Indirect auto | Renewals
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Consumer: | Indirect auto | Term Extensions
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	1
Consumer: | Indirect auto | Capitalizations
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Consumer: | Indirect auto | Payment Delays
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	17
Consumer: | Indirect auto | Combination - Capitalization and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Consumer: | Indirect auto | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Consumer: | Indirect auto | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	2
Credit card
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	2
Credit card | Renewals
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Credit card | Term Extensions
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Credit card | Capitalizations
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Credit card | Payment Delays
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Credit card | Combination - Capitalization and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Credit card | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	0
Credit card | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Modifications Made in the Current Period That Were in Payment Default	$ 2